Office Equipment, Net	6 Months Ended
Mar. 31, 2026
Property, Plant, and Equipment [Abstract]
Office Equipment, Net

8. Office Equipment, Net

As of March 31, 2026 and September 30, 2025, office equipment, net, consisted of the following:

	As of
	March 31, 2026	September 30, 2025

Office equipment, gross	$5,418	$5,456
Less: accumulated depreciation	(4,131)	(3,424)
Office equipment, net	$1,287	$2,032

Depreciation expense was $737, $737 and $733 for the six months ended March 31, 2026, 2025 and 2024, respectively.